Debt (Schedule Of Line Of Credit) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 days
Pacific Gas And Electric Company [Member]
Debt [Line Items]
Expiration date for credit agreement	May 31, 2016
Facility Limit	$ 300	[1]
Letters of Credit outstanding	0
Borrowings	120
Commercial Paper	0
Facility Availability	180
Letters of credit, sublimit	100
Swingline loans, sublimit	100
Swingline loan repay term (days)	7
Utility [Member]
Debt [Line Items]
Expiration date for credit agreement	May 31, 2016
Facility Limit	3,000	[2]
Letters of Credit outstanding	266
Borrowings	0
Commercial Paper	370	[3]
Facility Availability	2,364	[3]
Letters of credit, sublimit	1,000
Swingline loans, sublimit	300
Swingline loan repay term (days)	7
Credit Facilities [Member]
Debt [Line Items]
Facility Limit	3,300
Letters of Credit outstanding	266
Borrowings	120
Commercial Paper	370
Facility Availability	$ 2,544

[1]	Includes a $100 million sublimit for letters of credit and a $100 million commitment for loans that are made available on a same-day basis and are repayable in full within 7 days.
[2]	Includes a $1.0 billion sublimit for letters of credit and a $300 million commitment for loans that are made available on a same-day basis and are repayable in full within 7 days
[3]	The Utility treats the amount of its outstanding commercial paper as a reduction to the amount available under its revolving credit facility.